Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information
Entity Registrant Name	FIRST COMMUNITY CORP /SC/
Entity Central Index Key	0000932781
Document Type	S-4
Pre Effective Amendment Number	1
Document Period End Date	Sep. 30, 2013
Amendment Flag	true
Amendment Description	The files have been amended to account for the updated financial statements and footnotes included in the S-4 Registration Statement.
Entity Filer Category	Smaller Reporting Company